INCOME TAXES - Components of net deferred tax assets (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry forward	$ 17,237,156	$ 15,997,952
Depreciation	51,197	49,051
Compensation expense	45,684	$ 71,585
Deferred revenue	54,842
All Miscellaneous Other	23,756	$ 32,084
Total deferred tax asset	$ 17,412,635	$ 16,150,672
Deferred tax liabilities
Net deferred tax asset	$ 17,412,635	$ 16,150,672
Less: valuation allowance	$ (17,412,635)	$ (16,150,672)
Deferred Tax Assets, Net Of Valuation Allowance